CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENT OF CASH FLOWS (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) $ / ¥	Dec. 31, 2018 CNY (¥) $ / ¥	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	$ 778,729	¥ 5,354,151	¥ (615,327,191)	¥ 82,566,300
Loan to subsidiaries and VIE			(217,000,000)
Net cash used in investing activities	60,049,526	412,870,517	(10,809,388)	(734,716,301)
Contribution from shareholders				16,354,156
Net cash provided by financing activities	26,440,173	181,789,413	830,154,156	775,164,828
Effect of foreign exchange rate changes	(913,840)	(6,283,113)	(24,740,525)	18,233,044
Net increase (decrease) in cash and cash equivalents	86,354,588	593,730,968	179,277,052	141,247,871
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH AT BEGINNING OF YEAR	99,480,135	683,975,671	504,698,619	363,450,748
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH AT YEAR END	$ 185,834,723	¥ 1,277,706,639	683,975,671	504,698,619
Currency exchange rate | $ / ¥	0.1454	0.1454
Parent Company | Reportable legal entity
STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	$ 5,263,322	¥ 36,187,975	15,030,828	(14,594,973)
Loan to subsidiaries and VIE	(75,599,825)	(519,786,600)	(69,544,598)	(131,300,255)
Net cash used in investing activities	(75,599,825)	(519,786,600)	(69,544,598)	(131,300,255)
Contribution from shareholders	99,191,246	681,989,413
Net cash provided by financing activities	99,191,246	681,989,413
Effect of foreign exchange rate changes	(913,840)	(6,283,113)	(24,740,525)	18,233,044
Net increase (decrease) in cash and cash equivalents	27,940,903	192,107,675	(79,254,295)	(127,662,184)
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH AT BEGINNING OF YEAR	17,074,600	117,396,413	196,650,708	324,312,892
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH AT YEAR END	$ 45,015,503	¥ 309,504,088	¥ 117,396,413	¥ 196,650,708
Currency exchange rate	0.1454	0.1454